UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tremblant Capital Group

Address:  767 Fifth Avenue
          New York, New York 10153


13F File Number:  028-11746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sylva S. Hsieh
Title:    Assistant Compliance Officer
Phone:    (212) 735-7447


Signature, Place and Date of Signing:

    Sylva S. Hsieh             New York, New York           February 14, 2008
----------------------     --------------------------     ---------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            95

Form 13F Information Table Value Total:    $4,400,511
                                           (thousands)


List of Other Included Managers:                 None

                                                       TREMBLANT CAPITAL GROUP
                                                            SEC Form 13-F
                                                          December 31, 2007
COLUMN 1                          COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COL 7          COLUMN 8

                                                           VALUE       SHRS/   SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MNGRS     SOLE    SHARED  NONE
ADVANCED MEDICAL OPTICS INC    COM             00763M108    70,100   2,857,739  SH           SOLE      n/a    2,857,739  n/a     n/a
AIRMEDIA GROUP INC             SPONSORED ADR   009411109     6,882     307,500  SH           SOLE      n/a      307,500  n/a     n/a
ALLSCRIPTS HEALTHCARE SOLUTI   COM             01988P108    45,872   2,362,097  SH           SOLE      n/a    2,362,097  n/a     n/a
ALLSCRIPTS HEALTHCARE SOLUTI   COM             01988P108     1,476      76,000      CALL     SOLE      n/a       76,000  n/a     n/a
AMERICA MOVIL SAB DE C V       SPON ADR L SHS  02364W105   113,974   1,856,561  SH           SOLE      n/a    1,856,561  n/a     n/a
AMERICA MOVIL SAB DE C V       SPON ADR L SHS  02364W105   102,313   1,666,600      PUT      SOLE      n/a    1,666,600  n/a     n/a
AMERICAN COMMERCIAL LINES      COM NEW         025195207     2,972     183,000      CALL     SOLE      n/a      183,000  n/a     n/a
APPLE INC                      COM             037833100   140,264     708,119  SH           SOLE      n/a      708,119  n/a     n/a
APPLE INC                      COM             037833100   145,094     732,500      CALL     SOLE      n/a      732,500  n/a     n/a
BAIDU COM INC                  SPON ADR REP A  056752108    21,505      55,170  SH           SOLE      n/a       55,170  n/a     n/a
BEAR STEARNS COS INC           COM             073902108    29,193     330,800      PUT      SOLE      n/a      330,800  n/a     n/a
BURLINGTON NORTHN SANTA FE C   COM             12189T104    22,433     269,528  SH           SOLE      n/a      269,528  n/a     n/a
CANADIAN NAT RES LTD           COM             136385101    73,323   1,002,503  SH           SOLE      n/a    1,002,503  n/a     n/a
CENTENNIAL COMMUNCTNS CORP N   CL A NEW        15133V208    15,876   1,708,944  SH           SOLE      n/a    1,708,944  n/a     n/a
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW        G20045202     8,781      75,713  SH           SOLE      n/a       75,713  n/a     n/a
CENVEO INC                     COM             15670S105    29,374   1,681,396  SH           SOLE      n/a    1,681,396  n/a     n/a
CHARTER COMMUNICATIONS INC D   CL A            16117M107       450     384,700      CALL     SOLE      n/a      384,700  n/a     n/a
CHICOS FAS INC                 COM             168615102       312      34,500      CALL     SOLE      n/a       34,500  n/a     n/a
CHINA SEC & SURVE TECH INC     COM             16942J105     8,814     403,589  SH           SOLE      n/a      403,589  n/a     n/a
CHIPOTLE MEXICAN GRILL INC     CL B            169656204   135,043   1,097,464  SH           SOLE      n/a    1,097,464  n/a     n/a
CIENA CORP                     COM NEW         171779309     6,115     179,277  SH           SOLE      n/a      179,277  n/a     n/a
COGENT COMM GROUP INC          COM NEW         19239V302    58,684   2,475,067  SH           SOLE      n/a    2,475,067  n/a     n/a
COMMSCOPE INC                  COM             203372107   107,887   2,192,388  SH           SOLE      n/a    2,192,388  n/a     n/a
CORNING INC                    COM             219350105   132,438   5,520,571  SH           SOLE      n/a    5,520,571  n/a     n/a
CORNING INC                    COM             219350105   104,474   4,354,900      CALL     SOLE      n/a    4,354,900  n/a     n/a
COSTCO WHSL CORP NEW           COM             22160K105    26,777     383,850  SH           SOLE      n/a      383,850  n/a     n/a
COVIDIEN LTD                   COM             G2552X108    17,379     392,400  SH           SOLE      n/a      392,400  n/a     n/a
CSX CORP                       COM             126408103    18,052     410,468  SH           SOLE      n/a      410,468  n/a     n/a
CVS CAREMARK CORPORATION       COM             126650100   107,966   2,716,123  SH           SOLE      n/a    2,716,123  n/a     n/a
CVS CAREMARK CORPORATION       COM             126650100   124,600   3,134,600      CALL     SOLE      n/a    3,134,600  n/a     n/a
DIGITAL RLTY TR INC            COM             253868103    28,400     740,174  SH           SOLE      n/a      740,174  n/a     n/a
E M C CORP MASS                COM             268648102     2,301     124,176  SH           SOLE      n/a      124,176  n/a     n/a
E M C CORP MASS                COM             268648102   132,504   7,150,800      CALL     SOLE      n/a    7,150,800  n/a     n/a
ECLIPSYS CORP                  COM             278856109    74,690   2,951,025  SH           SOLE      n/a    2,951,025  n/a     n/a
ECLIPSYS CORP                  COM             278856109    17,413     688,000      CALL     SOLE      n/a      688,000  n/a     n/a
FOCUS MEDIA HLDG LTD           SPONSORED ADR   34415V109    58,013   1,021,172  SH           SOLE      n/a    1,021,172  n/a     n/a
FOSTER WHEELER LTD             SHS NEW         G36535139     5,653      36,467  SH           SOLE      n/a       36,467  n/a     n/a
GAFISA S A                     SPONS ADR       362607301    26,619     710,777  SH           SOLE      n/a      710,777  n/a     n/a
GILDAN ACTIVEWEAR INC          COM             375916103    38,604     937,889  SH           SOLE      n/a      937,889  n/a     n/a
GOOGLE INC                     CL A            38259P508   132,533     191,666  SH           SOLE      n/a      191,666  n/a     n/a
GREEN MTN COFFEE ROASTERS IN   COM             393122106     9,377     230,397  SH           SOLE      n/a      230,397  n/a     n/a
HEALTHEXTRAS INC               COM             422211102    64,774   2,483,659  SH           SOLE      n/a    2,483,659  n/a     n/a
HOLOGIC INC                    COM             436440101    84,636   1,233,035  SH           SOLE      n/a    1,233,035  n/a     n/a
HOLOGIC INC                    COM             436440101    43,346     631,500      CALL     SOLE      n/a      631,500  n/a     n/a
HUGHES COMMUNICATIONS INC      COM             444398101    10,045     183,937  SH           SOLE      n/a      183,937  n/a     n/a
IMS HEALTH INC                 COM             449934108    61,143   2,653,784  SH           SOLE      n/a    2,653,784  n/a     n/a
INVERNESS MED INNOVATIONS IN   COM             46126P106    14,736     262,294  SH           SOLE      n/a      262,294  n/a     n/a
LCA-VISION INC                 COM PAR $.001   501803308    25,551   1,279,472  SH           SOLE      n/a    1,279,472  n/a     n/a
LCA-VISION INC                 COM PAR $.001   501803308     4,879     244,300      CALL     SOLE      n/a      244,300  n/a     n/a
LJ INTL INC                    ORD             G55312105     2,746     480,000      PUT      SOLE      n/a      480,000  n/a     n/a
MARVEL ENTERTAINMENT INC       COM             57383T103     7,709     288,622  SH           SOLE      n/a      288,622  n/a     n/a
MAXCOM TELECOMUNICACIONES SA   ADR REP PR CTF  57773A508     2,474     194,620  SH           SOLE      n/a      194,620  n/a     n/a
MILLIPORE CORP                 COM             601073109     5,767      78,800  SH           SOLE      n/a       78,800  n/a     n/a
MONSTER WORLDWIDE INC          COM             611742107    24,647     760,698  SH           SOLE      n/a      760,698  n/a     n/a
NAVISITE INC                   COM NEW         63935M208     8,060   1,592,919  SH           SOLE      n/a    1,592,919  n/a     n/a
NII HLDGS INC                  CL B NEW        62913F201     3,614      74,800      CALL     SOLE      n/a       74,800  n/a     n/a
NORFOLK SOUTHERN CORP          COM             655844108     9,977     197,809  SH           SOLE      n/a      197,809  n/a     n/a
NTELOS HLDGS CORP              COM             67020Q107    58,607   1,973,965  SH           SOLE      n/a    1,973,965  n/a     n/a
NUANCE COMMUNICATIONS INC      COM             67020Y100     8,163     436,992  SH           SOLE      n/a      436,992  n/a     n/a
NVR INC                        COM             62944T105   108,305     206,688  SH           SOLE      n/a      206,688  n/a     n/a
NYSE EURONEXT                  COM             629491101   216,767   2,469,714  SH           SOLE      n/a    2,469,714  n/a     n/a
NYSE EURONEXT                  COM             629491101   175,803   2,003,000      CALL     SOLE      n/a    2,003,000  n/a     n/a
P T TELEKOMUNIKASI INDONESIA   SPONSORED ADR   715684106     2,558      60,900  SH           SOLE      n/a       60,900  n/a     n/a
PAETEC HOLDING CORP            COM             695459107    71,542   7,337,684  SH           SOLE      n/a    7,337,684  n/a     n/a
PAETEC HOLDING CORP            COM             695459107     2,925     300,000      CALL     SOLE      n/a      300,000  n/a     n/a
PALM INC NEW                   COM             696643955     8,425   1,328,900      PUT      SOLE      n/a    1,328,900  n/a     n/a
PHARMACEUTICAL PROD DEV INC    COM             717124101     7,812     193,500      CALL     SOLE      n/a      193,500  n/a     n/a
PHARMACEUTICAL PROD DEV INC    COM             717124101    36,561     905,658  SH           SOLE      n/a      905,658  n/a     n/a
PHARMANET DEV GROUP INC        COM             717148100    13,461     343,310  SH           SOLE      n/a      343,310  n/a     n/a
QUALCOMM INC                   COM             747525103   156,400   3,974,590  SH           SOLE      n/a    3,974,590  n/a     n/a
QUALCOMM INC                   COM             747525103    73,742   1,874,000      CALL     SOLE      n/a    1,874,000  n/a     n/a
QUANTUM FUEL SYS TECH WORLDW   COM             74765E109       718   1,467,434  SH           SOLE      n/a    1,467,434  n/a     n/a
RED HAT INC                    COM             756577102    88,139   4,229,324  SH           SOLE      n/a    4,229,324  n/a     n/a
REDWOOD TR INC                 COM             758075402    47,710   1,393,406  SH           SOLE      n/a    1,393,406  n/a     n/a
RESEARCH IN MOTION LTD         COM             760975102   152,873   1,348,090  SH           SOLE      n/a    1,348,090  n/a     n/a
SHAW GROUP INC                 COM             820280105    42,152     697,425  SH           SOLE      n/a      697,425  n/a     n/a
SXC HEALTH SOLUTIONS CORP      COM             78505P100     4,422     304,998  SH           SOLE      n/a      304,998  n/a     n/a
TD AMERITRADE HLDG CORP        COM             87236Y108    22,373   1,115,300      CALL     SOLE      n/a    1,115,300  n/a     n/a
TIME WARNER TELECOM INC        CL A            887319101    19,047     938,739  SH           SOLE      n/a      938,739  n/a     n/a
TYCO ELECTRONICS LTD           COM NEW         G9144P105    19,391     522,250  SH           SOLE      n/a      522,250  n/a     n/a
TYCO INTL LTD BERMUDA          SHS             G9143X208    16,432     414,426  SH           SOLE      n/a      414,426  n/a     n/a
UBS AG                         SHS NEW         H89231338   110,075   2,392,925  SH           SOLE      n/a    2,392,925  n/a     n/a
ULTRAPETROL BAHAMAS LTD        COM             P94398107    18,299   1,075,795  SH           SOLE      n/a    1,075,795  n/a     n/a
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT  90458E107    33,683     241,215  SH           SOLE      n/a      241,215  n/a     n/a
UNION PAC CORP                 COM             907818108    27,706     220,556  SH           SOLE      n/a      220,556  n/a     n/a
UNITEDHEALTH GROUP INC         COM             91324P102    14,697     252,518  SH           SOLE      n/a      252,518  n/a     n/a
UNITEDHEALTH GROUP INC         COM             91324P102     9,888     169,900      CALL     SOLE      n/a      169,900  n/a     n/a
VALUECLICK INC                 COM             92046N102     1,216      55,545  SH           SOLE      n/a       55,545  n/a     n/a
VMWARE INC                     CL A COM        928563402    94,619   1,113,300      CALL     SOLE      n/a    1,113,300  n/a     n/a
WAL MART STORES INC            COM             931142103    23,126     486,556  SH           SOLE      n/a      486,556  n/a     n/a
WAL MART STORES INC            COM             931142103    36,807     774,400      CALL     SOLE      n/a      774,400  n/a     n/a
WELLPOINT INC                  COM             94973V107    13,120     149,555  SH           SOLE      n/a      149,555  n/a     n/a
XM SATELLITE RADIO HLDGS INC   CL A            983759101    46,434   3,793,600      CALL     SOLE      n/a    3,793,600  n/a     n/a
YAHOO INC                      COM             984332106    18,006     774,100      CALL     SOLE      n/a      774,100  n/a     n/a
ZIMMER HLDGS INC               COM             98956P102    19,869     300,359  SH           SOLE      n/a      300,359  n/a     n/a





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